Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Schedule of trade and other liabilities

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Trade and other payables	€47,122	€31,209	€29,113
Other current liabilities	—	60	369
Other non-current liabilities	1,597	2,469	2,291
Accrued charges	1,159	619	490
Total trade and other liabilities	€49,878	€34,357	€32,263